LAND USE RIGHTS (Tables) (Land use rights)	12 Months Ended
Dec. 31, 2013
Land use rights
Land use rights
Schedule of land use rights and their related accumulated amortization
	December 31,
	2012	2013
	US$	US$
Land use right	47,521	47,521
Less: Accumulated amortization	(4,614)	(5,778)
Foreign currency translation adjustment	5,733	7,219
Total	48,640	48,962

Schedule of estimated annual amortization expenses
US$
2014	1,192
2015	1,192
2016	1,192
2017	1,192
2018	1,192